Equity reserves (Details narrative) - $ / shares		12 Months Ended
	Jun. 12, 2024	Dec. 31, 2024	Dec. 31, 2023
Description of PSUs vested transaction 1		895,166 PSUs outstanding on January 1, 2023, with a weighted average fair value of $0.23; and
Description of PSUs vested transaction 2		Expiry of 895,166 PSUs on December 31, 2023, with a weighted average fair value of $nil
Description of RSUs vested transaction 1		968,448 RSUs vest in 25% increments on each of June 30, 2024, December 31, 2024, June 30, 2025 and December 31, 2025
RSUs granted		990,804
Description of RSUs vested transaction 2		22,356 RSUs vest in 1/3 increments on each of December 31, 2024, June 30, 2025 and December 31, 2025
Description of RSUs vested transaction 3		829,915 RSUs were granted to directors and employees of the Company. The RSUs vest in 25% increments on each of July 2, 2025, January 2, 2026, July 2, 2026 and January 2, 2027
Warrants shares			2,807,883
Fair value of warrants			2,807,883
Option outstanding	240,000
Exercise price	$ 4.16